Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Credit Risk Exposure by Risk Rating Grades for Trade Receivables

Credit risk exposure by risk rating grades for trade receivables is as follows:

	Weighted-Average Loss Rate	Gross Carrying Amount	Loss Allowance
Current (not past due)	0.0%	66,167	—
1-30 days past due	0.0%	15,839	—
31-60 days past due	0.0%	5,848	—
61-90 days past due	30.5%	750	229
More than 90 days past due	82.0%	3,090	2,534
September 30, 2023		91,694	2,763
Current (not past due)	1.2%	49,017	(580)
1-30 days past due	7.1%	13,461	(951)
31-60 days past due	3.3%	1,096	(36)
61-90 days past due	16.6%	507	(84)
More than 90 days past due	80.7%	523	(422)
September 30, 2022		64,604	(2,073)

Summary of Contractual Undiscounted Future Cash Flow

The following table summarizes the amount of contractual undiscounted future cash flow requirements as of September 30, 2023:

Contractual obligations by fiscal year	2024	2025	2026	2027	2028	Thereafter	Total
Liabilities to banks (excluding interest)	7,347	7,274	7,202	7,130	1,083,553	728,060	1,840,566
Accrued Interest	114,019	103,816	96,051	93,720	74,506	22,496	504,608
Lease liabilities (undiscounted)	32,272	21,618	20,172	19,379	11,298	50,976	155,715
Derivative liabilities	6,925						6,925
Trade and other payables	123,012						123,012
Accrued liabilities	38,645						38,645
Other liabilities	686						686
Total contractual obligations	322,906	132,708	123,425	120,229	1,169,357	801,532	2,670,157

Sensitivity Analysis for Foreign Exchange Risk	The impact arising from financial instruments on other comprehensive income is immaterial in either case.

	Year ended September 30, 2023	Year ended September 30, 2022
Change in EUR/USD + 10%	29,859	34,060
Change in EUR/USD - 10%	(36,495)	(41,629)
Change in EUR/GBP + 10%	(4,591)	216
Change in EUR/GBP - 10%	5,611	(265)
Change in EUR/CAD + 10%	2,467	3,851
Change in EUR/CAD - 10%	(3,015)	(4,707)

Amounts Related to Items Designated as Hedging Instrument

The amounts related to items designated as hedging instrument were as follows:

	Nominal value	Carrying value	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness for the period	Change in value of hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss
Term Loan (EUR)	375,000	368,701	Loans and borrowings	1,611	1,611	—

Gains and losses from cash flow hedges

	Year ended September 30, 2023	Year ended September 30, 2022
Gains or losses from changes in fair value of hedging instruments
Recognized in equity	(345)	—
Recognized in profit or loss	—	—
Reclassification from the cash flow hedge reserve to profit or loss
Due to early discontinuation of the hedging relationship	—	—
Due to realization of the hedged item	272	—

Changes in the cash flow reserve

	Cash flow hedge reserve
	Hedging reserve	Cost of hedging reserve
October 1, 2022	—	—
Effective portion of changes in fair value	1,611	(2,228)
Amount reclassified to profit or loss	—	272
September 30, 2023	1,611	(1,956)